Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	December 31,
	2024	2023
Buildings	$338	$1,691
Plant and machinery	2,213	2,246
Leasehold improvements	285	132
Computer and office equipment	16,896	15,532
Furniture and fixtures	1,696	1,805
Internal use software	11,311	1,719
Construction and software development in progress	2,853	3,866
	35,592	26,991
Less: Accumulated depreciation	(20,997)	(19,954)
Property, plant and equipment, net	$14,595	$7,037
During the years ended December 31, 2024, 2023, and 2022, the Company recorded depreciation expense in the Company’s consolidated statements of operations as follows -

	December 31,
	2024	2023	2022
Depreciation expense included in:
Cost of revenue	$943	$160	$188
General and administrative	153	147	701
Research and development	198	199	—
Sales and marketing	238	244	—
Depreciation expense included within continuing operations	$1,532	$750	$889